Balance Sheet Components - Schedule of Accrued Compensation and Benefits (Details) - USD ($) $ in Thousands	Apr. 30, 2019	Apr. 30, 2018
Balance Sheet Components [Abstract]
Accrued vacation	$ 9,655	$ 6,570
Accrued commissions	6,510	5,913
Post-combination compensation liability	655	655
Other	5,327	2,053
Total accrued compensation and benefits	$ 22,147	$ 15,191